Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$17,851,101.77	0.1769889	$4,747,915.71	0.0470743	$13,103,186.07
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$107,321,101.77	0.0809769	$94,217,915.71	0.0710902	$13,103,186.07

Weighted Avg. Coupon (WAC)	3.44%		3.47%
Weighted Avg. Remaining Maturity (WARM)	17.45		16.68
Pool Receivables Balance	$128,862,049.96		$115,567,764.26
Remaining Number of Receivables	26,823		25,692

Adjusted Pool Balance	$127,351,302.15		$114,248,116.08

III. COLLECTIONS

Principal:
Principal Collections	$13,059,130.66
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$256,781.58
Total Principal Collections	$13,315,912.24

Interest:
Interest Collections	$362,346.77
Late Fees & Other Charges	$43,628.12
Interest on Repurchase Principal	$-
Total Interest Collections	$405,974.89

Collection Account Interest	$13,588.05
Reserve Account Interest	$3,915.43
Servicer Advances	$-

Total Collections	$13,739,390.61

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$13,739,390.61
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,739,390.61

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$107,385.04	$-	$107,385.04	$107,385.04
	Collection Account Interest					$13,588.05
	Late Fees & Other Charges					$43,628.12
Total due to Servicer						$164,601.21

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$21,718.84		$21,718.84

	Total Class A interest:		$21,718.84		$21,718.84	$21,718.84

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$13,394,072.56

9.	Regular Principal Distribution Amount:					$13,103,186.07

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,103,186.07
	Class A Notes Total:		$13,103,186.07		$13,103,186.07
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,103,186.07		$13,103,186.07

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					290,886.49

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,510,747.81
Beginning Period Amount	$1,510,747.81
Current Period Amortization	$191,099.63
Ending Period Required Amount	$1,319,648.18
Ending Period Amount	$1,319,648.18
Next Distribution Date Required Amount	$1,145,069.11

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	15.73%	17.53%	17.53%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.26%	25,244	96.83%	$111,905,876.21
30 - 60 Days	1.45%	373	2.62%	$3,032,610.48
61 - 90 Days	0.25%	65	0.47%	$547,791.32
91-120 Days	0.04%	9	0.06%	$64,491.99
121 + Days	0.00%	1	0.01%	$16,994.26
Total		25,692		$115,567,764.26

Delinquent Receivables 30+ Days Past Due
Current Period	1.74%	448	3.17%	$3,661,888.05
1st Preceding Collection Period	1.65%	443	2.94%	$3,787,107.98
2nd Preceding Collection Period	1.97%	545	3.52%	$4,979,658.97
3rd Preceding Collection Period	1.97%	564	3.46%	$5,330,720.23
Four-Month Average	1.83%		3.27%

Repossession in Current Period		22		$124,115.26
Repossession Inventory		66		$63,151.30

Current Charge-Offs
Gross Principal of Charge-Offs				$235,155.04
Recoveries				$(256,781.58)
Net Loss				$(21,626.54)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.20%

Average Pool Balance for Current Period				$122,214,907.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.21%
1st Preceding Collection Period				0.03%
2nd Preceding Collection Period				0.05%
3rd Preceding Collection Period				1.42%
Four-Month Average				0.32%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	3,037	$43,858,432.90
Recoveries		35	2,763	$(25,347,971.30)
Net Loss				$18,510,461.60
Cumulative Net Loss as a % of Initial Pool Balance				1.36%

Net Loss for Receivables that have experienced a Net Loss *		18	2,481	$18,626,138.20
Average Net Loss for Receivables that have experienced a Net Loss				$7,507.51

Principal Balance of Extensions				$384,354.39
Number of Extensions				37

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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